UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                               TITLE OF      CUSIP        VALUE       SHARES     SH/ PUT/   INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS                    (x$1000)      PRN  AMT   PRN CALL   DSCRETN  MANAGERS   SOLE     SHARED NONE
------------------------------------------------------------------- ----------------------------------------------------------------
ADOLOR CORP                    COM           00724X102         310        31,300     SH        SOLE      N/A      31,300
ALFACELL CORP                  COM           015404106          62        14,061     SH        SOLE      N/A      14,061
ANTIGENICS INC DEL             COM           037032109       8,774       866,996     SH        SOLE      N/A     866,996
BIOENVISION INC                COM           09059N100       3,050       340,444     SH        SOLE      N/A     340,444
BIOMARIN PHARMACEUTICAL INC    COM           09061G101         520        81,360     SH        SOLE      N/A      81,360
CELL THERAPEUTICS INC          COM           150934107       4,528       556,304     SH        SOLE      N/A     556,304
DENDREON CORP                  COM           24823Q107      20,221     1,875,778     SH        SOLE      N/A   1,875,778
FORBES MEDI-TECH INC           COM           344907100         353       130,200     SH        SOLE      N/A     130,200
GENITOPE CORP                  COM           37229P507         528        30,980     SH        SOLE      N/A      30,980
GENZYME CORP.                  COM GENL DIV  372917104         290         5,000     SH        SOLE      N/A       5,000
GTX INC DEL                    COM           40052B108         626        46,408     SH        SOLE      N/A      46,408
IMCLONE SYSTEMS INC            COM           45245W109       1,426        30,940     SH        SOLE      N/A      30,940
ISIS PHARMACEUTICALS INC       COM           464330109       1,571       266,250     SH        SOLE      N/A     266,250
ISIS PHARMACEUTICALS INC       COM           464330109       1,903       322,500    PUT        SOLE      N/A     322,500
LIGAND PHARMACEUTICALS INC     CL B          53220K207      14,309     1,229,258     SH        SOLE      N/A   1,229,258
NEUROBIOLOGICAL TECHNOLOGIES   COM           64124W106       2,347       530,960     SH        SOLE      N/A     530,960
NEUROCHEM INC                  COM           64125K101       1,170        66,722     SH        SOLE      N/A      66,722
PHARMACYCLICS INC              COM           716933106       4,550       434,535     SH        SOLE      N/A     434,535
PROGENICS PHARMACEUTICALS INC  COM           743187106       2,673       155,795     SH        SOLE      N/A     155,795
RENOVIS INC                    COM           759885106       3,498       243,270     SH        SOLE      N/A     243,270
SPECTRUM PHARMACEUTICALS INC   COM           84763A108       2,246       337,224     SH        SOLE      N/A     337,224
SUPERGEN INC                   COM           868059106       2,501       354,790     SH        SOLE      N/A     354,790
VASOGEN INC                    COM           92232F103       1,574       310,095     SH        SOLE      N/A     310,095
VION PHARMACEUTICALS INC       COM           927624502       2,836       604,745     SH        SOLE      N/A     604,745

                                                    24                81,866

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:         81,866
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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